Taxation (Tables)	12 Months Ended
Dec. 31, 2020
Taxation [abstract]
Summary of changes in deferred tax
Changes in deferred tax
2020	Net liability (-) Net asset (+)opening balance	Change through equity	Change through net result	Exchange rate differences	Changes in the composi-tion of thegroup andother changes	Net liability (-) Net asset (+)ending balance
Financial assets at FVOCI	-107	10	-10	0		-108
Investment properties	-7		3	0	5	2
Financial assets and liabilities at FVPL	947		246	10		1,202
Depreciation	-19		6	2		-10
Cash flow hedges	-337	-23		0		-360
Pension and post-employment benefits	42	-8	-5	7	-0	36
Other provisions	6		-4	-7	0	-5
Loans and advances	490	-1	42	-15	0	517
Unused tax losses carried forward	61		7	-5		63
Other	-156	62	16	-1	-5	-83
	920	40	301	-9	0	1,253

Presented in the statement of financial position as:
– Deferred tax liabilities	-322					-343
– Deferred tax assets	1,242					1,596
	920					1,253

Changes in deferred tax
2019	Net liability (-) Net asset (+)opening balance	Change through equity	Change through net result	Exchange rate differences	Changes inthe composi-tion of thegroup andother changes	Net liability (-) Net asset (+)ending balance
Financial assets at FVOCI	-118	23	-11	-1		-107
Investment properties	-6		-1	-0		-7
Financial assets and liabilities at FVPL	632		314	2	-2	947
Depreciation	-23		5	-0		-19
Cash flow hedges	-140	-199		2		-337
Pension and post-employment benefits	59	-14	2	-5		42
Other provisions	10		-1	-3	0	6
Loans and advances	474	-1	18	0	0	490
Unused tax losses carried forward	51		5	5	-0	61
Other	-160	16	-13	1	-0	-156
Total	778	-176	318	2	-2	920

Presented in the statement of financial position as:
– deferred tax liabilities	-180					-322
– deferred tax assets	958					1,242
	778					920

Summary of deferred tax in connection with unused tax losses carried forward
Deferred tax in connection with unused tax losses carried forward
	2020	2019
Total unused tax losses carried forward	1,675	1,685
Unused tax losses carried forward not recognised as a deferred tax asset	903	922
Unused tax losses carried forward recognised as a deferred tax asset	772	764

Average tax rate	22.0%	21.4%
Deferred tax asset	170	163

Summary of total unused tax losses carried forward analysed by expiry terms
Total unused tax losses carried forward analysed by expiry terms
	No deferred tax asset recognised		Deferred tax asset recognised
	2020	2019	2020	2019
Within 1 year	1	1
More than 1 year but less than 5 years	4	4	57	17
More than 5 years but less than 10 years	92	92	8	0
Unlimited	806	824	707	746
	903	922	772	764

Breakdown of certain net deferred tax asset positions by jurisdiction
Breakdown of certain net deferred tax asset positions by jurisdiction
	2020	2019
Italy	86	181
France	28
Philippines		7
Slovakia		1
	114	189

Summary of taxation by type
Taxation by type
	Netherlands			Rest of the world			Total
	2020	2019	2018	2020	2019	2018	2020	2019	2018
Current taxation	355	488	587	1,016	1,481	1,264	1,371	1,970	1,851
Deferred taxation	-72	-51	151	-230	-267	114	-301	-318	265
	284	437	738	786	1,214	1,379	1,070	1,652	2,116

Reconciliation of weighted average statutory income tax rate to effective income tax rate
Reconciliation of the weighted average statutory income tax rate to ING Group’s effective income tax rate
	2020	2019	2018
Result before tax from continuing operations	3,399	5,653	6,986
Weighted average statutory tax rate	25.2%	25.8%	25.8%
Weighted average statutory tax amount	856	1,459	1,803

Participation exemption	-46	-49	-77
Other income not subject to tax	-6	-76	-70
Expenses not deductible for tax purposes	320	237	346
Impact on deferred tax from change in tax rates	-47	-57	50
Deferred tax benefit from previously unrecognised amounts	-6
Current tax from previously unrecognised amounts	17	48	28
Write-off/reversal of deferred tax assets	24	2	4
State and local taxes	44	72	25
Adjustments to prior periods	-85	16	7
Effective tax amount	1,070	1,652	2,116

Effective tax rate	31.5%	29.2%	30.3%

Summary of income tax related to other comprehensive income
Equity – Other comprehensive income

Income tax related to components of other comprehensive income
	2020	2019	2018
Unrealised revaluations financial assets at fair value through other comprehensive income and other revaluations	-1	11	90
Realised gains/losses transferred to the statement of profit or loss (reclassifications from equity to profit or loss)	10	12	23
Changes in cash flow hedge reserve	-23	-199	-76
Remeasurement of the net defined benefit asset/liability	-8	-14	-12
Changes in fair value of own credit risk of financial liabilities at fair value through profit or loss	-1	7	-33
Exchange rate differences and other	62	7	-18
Total income tax related to components of other comprehensive income	40	-176	-25